Accounts receivable, net - Allowance for credit losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Accounts receivable, net
Additions upon acquisition of Ziitech	$ 70
Provision for credit losses	19
Foreign exchange impact	3
Balance at end of the year	$ 92